Schedule of Investments
Principal Real Asset Fund
June 30, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .02 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .53%
iShares Global Infrastructure ETF 13,700 $ 912
Money Market Funds - 0 .49%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 3.56%
(a)
852,761 853
TOTAL INVESTMENT COMPANIES $ 1,765
PRIVATE INVESTMENT FUNDS - 76 .59 % Shares Held Value (000's)
Agriculture - 17 .12%
Ceres Farmland Holdings, LP
(b)
N/A $ 12,848
Hancock Timberland and Farmland Fund, LP
(b)
N/A 11,132
UBS AgriVest Farmland Fund
(b)
N/A 5,672
$ 29,652
Energy - Alternate Sources - 21 .40%
ACIP Parallel Fund A, LP
(b)
N/A 4,881
Blackstone Infrastructure Partners F2, LP
(b)
N/A 10,063
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 11,921
IFM Core Energy Transition Fund (USD) B,
SCSp
(b)
N/A 5,854
Macquarie Green Energy and Climate Opportunities
Fund, SCSp
(b)
N/A 4,334
$ 37,053
Forest Products & Paper - 3 .56%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
N/A 6,158
Private Equity - 10 .88%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 6,825
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b)
N/A 12,016
$ 18,841
Real Estate - 14 .05%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b)
N/A 1,272
FDR PELF SCA, SICAV-RAIF
(b)
N/A 6,022
Maxim Income Opportunity Fund IV, LP
(b)
N/A 7,104
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,033
UBS Trumbull Property Growth & Income Fund
(b)
N/A 4,902
$ 24,333
Software - 5 .91%
Cloud Capital Feeder (ON), LP
(b)
N/A 10,229
Transportation - 3 .67%
Global Transport Income Fund Feeder LLC, LP
(b)
N/A 6,356
TOTAL PRIVATE INVESTMENT FUNDS $ 132,622
COMMON STOCKS - 21 .88 % Shares Held Value (000's)
Agriculture - 0 .24%
Archer-Daniels-Midland Co 2,355 $ 180
Bunge Global SA 659 70
Darling Ingredients Inc
(c)
770 42
Wilmar International Ltd 47,000 131
$ 423
Biotechnology - 0 .16%
Corteva Inc 3,288 278
Building Materials - 0 .12%
Louisiana-Pacific Corp 308 24
Svenska Cellulosa AB SCA 10,561 108
West Fraser Timber Co Ltd 1,002 68
$ 200
Chemicals - 0 .42%
CF Industries Holdings Inc 768 83
FMC Corp 608 7
ICL Group Ltd 12,844 65
Mosaic Co/The 1,545 33
Nutrien Ltd 6,523 411
Yara International ASA 2,917 128
$ 727
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .12%
Atlas Arteria Ltd 235,143 $ 830
JSW Infrastructure Ltd 85,051 290
Motiva Infraestrutura de Mobilidade SA 169,592 480
Transurban Group 34,995 348
$ 1,948
Consumer Products - 0 .04%
Avery Dennison Corp 376 61
Electric - 5 .19%
Algonquin Power & Utilities Corp 84,400 496
CenterPoint Energy Inc 16,987 748
CMS Energy Corp 6,822 522
Consolidated Edison Inc 6,015 665
EDP Renewables SA 16,257 263
Elia Group SA/NV 3,988 635
Entergy Corp 9,095 1,045
Fervo Energy Co
(c)
5,607 164
National Grid PLC 36,616 604
NextEra Energy Inc 17,102 1,501
PG&E Corp 37,794 636
Sempra 10,651 987
Xcel Energy Inc 9,039 726
$ 8,992
Engineering & Construction - 1 .00%
Aeroports de Paris SA 3,564 465
Cellnex Telecom SA
(c),(d)
13,399 401
China Tower Corp Ltd
(d)
230,100 259
Enav SpA
(d)
62,962 374
Sarana Menara Nusantara Tbk PT 11,288,500 230
$ 1,729
Environmental Control - 0 .21%
Cleanaway Waste Management Ltd 221,735 361
Food - 0 .02%
Ingredion Inc 306 29
Forest Products & Paper - 0 .34%
International Paper Co 2,594 99
Mondi PLC 7,844 71
Oji Holdings Corp 16,000 79
Suzano SA ADR 12,025 93
UPM-Kymmene Oyj 9,415 250
$ 592
Gas - 0 .20%
ENN Energy Holdings Ltd 68,600 354
Healthcare - Services - 0 .03%
Chartwell Retirement Residences 3,000 47
Housewares - 0 .01%
Scotts Miracle-Gro Co/The 217 15
Iron & Steel - 0 .30%
ArcelorMittal SA 947 57
Fortescue Ltd 3,694 49
Nippon Steel Corp 11,900 39
Novolipetsk Steel PJSC
(c)
36,800 —
Nucor Corp 512 114
POSCO Holdings Inc 167 35
Reliance Inc 116 43
Severstal PAO
(c)
4,878 —
Steel Dynamics Inc 305 70
Vale SA ADR 8,032 121
$ 528
Lodging - 0 .04%
Hilton Worldwide Holdings Inc 218 72
Mining - 1 .38%
Agnico Eagle Mines Ltd 1,121 174
Anglo American PLC 2,636 129
Anglogold Ashanti Plc 942 76
Antofagasta PLC 766 39
Barrick Mining Corp 3,730 137
BHP Group Ltd 11,153 465
Cameco Corp 696 71

Schedule of Investments
Principal Real Asset Fund
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
China Hongqiao Group Ltd 7,500 $ 19
First Quantum Minerals Ltd
(c)
1,504 41
Franco-Nevada Corp 429 90
Freeport-McMoRan Inc 3,208 202
Glencore PLC
(c)
21,260 145
Gold Fields Ltd ADR 1,988 67
Ivanhoe Mines Ltd
(c)
1,627 13
Kinross Gold Corp 2,672 63
Newmont Corp 2,435 227
Norsk Hydro ASA 2,901 26
Northern Star Resources Ltd 3,179 42
Polyus PJSC
(c)
4,070 —
Rio Tinto Ltd 835 101
Southern Copper Corp 185 32
Teck Resources Ltd 997 59
Wheaton Precious Metals Corp 1,011 114
Zijin Mining Group Co Ltd 14,000 50
$ 2,382
Oil & Gas - 1 .43%
BP PLC 25,156 155
Canadian Natural Resources Ltd 3,319 131
Cenovus Energy Inc 2,159 54
Chevron Corp 1,252 208
ConocoPhillips 815 85
Devon Energy Corp 765 32
Diamondback Energy Inc 130 23
Ecopetrol SA ADR 393 6
Eni SpA 3,306 78
EOG Resources Inc 361 47
EQT Corp 416 22
Equinor ASA 1,343 42
ExxonMobil Holdings Corp 2,796 382
Imperial Oil Ltd 239 27
Marathon Petroleum Corp 197 50
Occidental Petroleum Corp 479 23
Petroleo Brasileiro SA - Petrobras ADR 2,962 48
Phillips 66 269 45
Reliance Industries Ltd
(d)
2,710 150
Repsol SA 1,760 44
Shell PLC 9,096 353
Suncor Energy Inc 1,908 103
TotalEnergies SE 3,243 251
Valero Energy Corp 203 53
Woodside Energy Group Ltd 3,026 58
$ 2,470
Oil & Gas Services - 0 .24%
Baker Hughes Co 658 37
Halliburton Co 558 19
SLB Ltd 995 46
Solaris Energy Infrastructure Inc 3,995 321
$ 423
Packaging & Containers - 0 .32%
Amcor PLC 2,272 98
Graphic Packaging Holding Co 1,437 15
Packaging Corp of America 439 105
SIG Group AG
(c)
6,173 103
Smurfit Westrock PLC 2,565 119
Stora Enso Oyj 10,984 117
$ 557
Pipelines - 1 .85%
APA Group 41,139 288
DT Midstream Inc 3,290 483
Gibson Energy Inc 29,200 592
Kinetik Holdings Inc 8,549 413
Venture Global Inc 18,691 208
Williams Cos Inc/The 16,358 1,216
$ 3,200
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .40%
City Developments Ltd 10,300 $ 62
CTP NV
(d)
1,292 24
Jones Lang LaSalle Inc
(c)
96 30
Mitsubishi Estate Co Ltd 8,800 224
Mitsui Fudosan Co Ltd 4,900 45
Qualitas Ltd 19,672 42
Sumitomo Realty & Development Co Ltd 3,500 81
Sun Hung Kai Properties Ltd 7,500 108
Swire Properties Ltd 15,600 41
TAG Immobilien AG 2,585 42
$ 699
REITs - 4 .34%
Agree Realty Corp 1,953 148
American Healthcare REIT Inc 2,762 144
American Homes 4 Rent 5,007 168
American Tower Corp 4,776 781
Americold Realty Trust Inc 3,000 47
AvalonBay Communities Inc 974 184
Blackstone Digital Infrastructure Trust Inc
(c)
2,114 46
Boardwalk Real Estate Investment Trust 700 32
British Land Co PLC/The 9,410 52
CapitaLand Integrated Commercial Trust 69,995 128
COPT Defense Properties 2,531 92
Cousins Properties Inc 1,978 59
Crown Castle Inc 8,487 643
Curbline Properties Corp 1,988 60
Digital Realty Trust Inc 892 160
EastGroup Properties Inc 369 75
Equinix Inc 946 986
Equity LifeStyle Properties Inc 1,005 65
Essex Property Trust Inc 336 98
Extra Space Storage Inc 1,310 190
Gaming and Leisure Properties Inc 1,663 74
Goodman Group 12,681 274
InvenTrust Properties Corp 3,120 110
Janus Living Inc 2,231 64
Japan Hotel REIT Investment Corp 62 30
Keppel DC REIT 42,276 73
Klepierre SA 2,954 124
Link REIT 15,824 74
Macerich Co/The 2,380 60
Merlin Properties Socimi SA 4,678 82
Mitsui Fudosan Accommodations Fund Inc 70 53
Nippon Prologis REIT Inc 78 42
Prologis Inc 2,592 351
Prologis Property Mexico SA de CV 6,846 30
Regency Centers Corp 1,355 108
Ryman Hospitality Properties Inc 803 103
Sabra Health Care REIT Inc 3,636 71
Safestore Holdings PLC 5,872 48
Segro PLC 7,664 89
Sekisui House Reit Inc 91 43
Simon Property Group Inc 261 58
Terreno Realty Corp 776 50
Unibail-Rodamco-Westfield
(c)
1,729 202
Ventas Inc 3,538 314
Vornado Realty Trust 1,668 66
Welltower Inc 3,010 683
Weyerhaeuser Co 3,545 85
$ 7,519
Telecommunications - 0 .05%
NEXTDC Ltd
(c)
8,872 90
Transportation - 1 .69%
CSX Corp 22,973 1,092
East Japan Railway Co 22,900 479
Rumo SA 149,904 389
Union Pacific Corp 3,531 960
$ 2,920

Schedule of Investments
Principal Real Asset Fund
June 30, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .74%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
56,478 $ 325
Guangdong Investment Ltd 478,513 474
Severn Trent PLC 12,226 479
$ 1,278
TOTAL COMMON STOCKS $ 37,894
Total Investments $ 172,281
Other Assets and Liabilities -  0.51% 878
TOTAL NET ASSETS - 100.00% $ 173,159
(a) 1-day yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,208 or 0.70% of net assets.
Portfolio Summary
Sector Percent
Financial 29 .67%
Energy 24 .92%
Consumer, Non-cyclical 18 .73%
Industrial 7 .01%
Utilities 6 .13%
Technology 5 .91%
Materials 3 .56%
Basic Materials 2 .44%
Exchange-Traded Funds 0 .53%
Money Market Funds 0 .49%
Consumer, Cyclical 0 .05%
Communications 0 .05%
Other Assets and Liabilities
0 .51%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 06/10/2026 $ 6,572 $ 4,881 N/A 2.82%
Blackstone Infrastructure Partners F2, LP
(b)
09/27/2024 - 06/26/2026 8,245 10,063 90 5.81%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(c)
03/31/2022 5,000 1,272 N/A 0.73%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 4,697 6,158 90 3.56%
CBRE Caledon Global Infrastructure Fund (International), LP
(e)
07/16/2021 - 06/27/2024 10,959 11,921 N/A 6.89%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 12,848 N/A 7.42%
Cloud Capital Feeder (ON), LP
(g)
12/05/2025 10,000 10,229 90 5.91%
FDR PELF SCA, SICAV-RAIF
(h)
12/01/2022 6,610 6,022 90 3.48%
GDIF US Hedged Feeder Fund, LP
(i)
04/23/2021 - 08/17/2022 6,114 6,825 N/A 3.94%
Global Transport Income Fund Feeder LLC, LP
(j)
08/01/2024 6,000 6,356 45 3.67%
Hancock Timberland and Farmland Fund, LP
(k)
08/12/2020 - 04/20/2023 10,556 11,132 N/A 6.43%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(l)
06/27/2022 8,000 12,016 90 6.94%
IFM Core Energy Transition Fund (USD) B, SCSp
(m)
02/29/2024 6,000 5,854 90 3.38%
Macquarie Green Energy and Climate Opportunities Fund, SCSp
(n)
08/30/2024 - 05/22/2026 3,708 4,334 90 2.50%
Maxim Income Opportunity Fund IV, LP
(o)
03/13/2026 7,104 7,104 60 4.10%
PGIM Real Estate US Debt Fund, LP
(p)
04/30/2021, 06/30/2021 5,315 5,033 N/A 2.91%
UBS AgriVest Farmland Fund
(q)
07/01/2020 - 01/03/2023 4,937 5,672 60 3.27%
UBS Trumbull Property Growth & Income Fund
(r)
07/01/2020 - 12/30/2021 6,043 4,902 60 2.83%
Total $ 132,622 76.59%
The private investment funds listed in the table do not include any unfunded commitments.  Please see Note 3 for details of any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) This fund is an open-ended investment fund whose objective is to identify, acquire and operate a diversified portfolio of high quality, long-duration, cash-yielding investments that can compound at attractive risk-adjusted rates of return.  The fund seeks to invest in assets across four primary infrastructure sectors: energy infrastructure, transportation, digital infrastructure, and water and waste.  Redemptions are subject to a three-year lock up from the acquisition date.
(c) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Management of the fund has recently announced their intention to dissolve this fund. They expect to return 50% of capital by the end of 2025 and the remaining over the next five years.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues.
Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the Midwestern
United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund represents an indirect ownership in both the Cloud Capital US LP Fund and the Cloud Capital European Fund SCSp, through the Cloud Capital B (ON)
LP.  The fund pursues a core plus global data center investment strategy, seeking to generate regular income through ownership of stabilized or near stabilized data center assets, while selectively pursuing value add and de risked growth opportunities to enhance diversification, capital appreciation, and income potential.  Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.

Schedule of Investments
Principal Real Asset Fund
June 30, 2026 (unaudited)
See accompanying notes.

(h) This feeder fund represents an indirect ownership of the Prologis European Logistics Fund which has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets. Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(i) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments.
Redemptions are subject to a three-year holding period from the acquisition date.
(j) This feeder fund represents an indirect ownership of the Global Transport Income Fund which seeks to deliver attractive, risk-adjusted returns with an emphasis on stable income generation through investing in the transport industries. Redemption requests are allowed three years after the third-quarter date.
(k) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(l) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.
(m) This feeder fund represents an indirect ownership of the IFM Core Energy Transition Fund SCSp which seeks to achieve long-term capital appreciation as well as current income through equity and equity-related investments in infrastructure assets that IFM believes will seek to accelerate the world’s transition to a net-zero emissions economy.  Redemptions are subject to a two-year holding period of the acquisition date.  Withdrawal requests need to be provided in writing at least 90 days prior to the first day of any calendar quarter.
(n) The fund's primary objective will be to make equity and equity like investments in a diversified portfolio of sustainable infrastructure, real assets, and businesses, primarily those focused on the development and deployment of mature sustainable technologies and, through their operations, contribute towards accelerating the global energy transition.  Redemptions are subject to a five-year holding period from the Commencement Date.
(o) The Fund will seek to generate attractive, risk-adjusted current income returns by investing primarily in short-term mortgage loans secured by first position liens on commercial real estate located in the continental United States, which may include, but are not limited to, first mortgages; senior or subordinate positions in first mortgages;
collateral assignments of first mortgages; and senior leasehold loans. In addition, up to 10% of invested capital may be allocated to subordinated loans or preferred equity in U.S. commercial real estate–related assets.  Subsequent to the commitment period ending February 2027, the limited partner is permitted to redeem its interest quarterly upon 60 days’ advance notice, subject to available liquidity of the underlying portfolio.
(p) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(q) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(r) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties.
Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

June 30, 2026 (unaudited)

Security Valuation. Principal Real Asset Fund (known as the “Fund”) values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed, which includes reviewing investor statements and trade activity . The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, OTC derivatives, exchange cleared derivatives, repurchase agreements, and U.S. Government and Government
Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, convertible preferred stocks, preferred stocks, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.

June 30, 2026 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing those instruments.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments.
The Fund's Schedule of Investments as of June 30, 2026 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Real Asset Fund
Common Stocks
Basic Materials $ 2,440 $ 1,789 $ — $ 4,229
Communications — 90 — 90
Consumer, Cyclical 87 — — 87
Consumer, Non-cyclical 1,187 1,599 — 2,786
Energy 4,674 1,419 — 6,093
Financial 6,235 1,983 — 8,218
Industrial 2,870 2,897 — 5,767
Utilities 7,815 2,809 — 10,624
Investment Companies* 1,765 — — 1,765
Total $ 27,073 $ 12,586 $ — $ 39,659
Investments Using NAV as practical expedient
Private Investment Funds 132,622
Total investments in securities $ 172,281